INCOME TAXES (Tables)	12 Months Ended
Jan. 31, 2015
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year ended	Year ended	Year ended
	January 31,	January 31,	January 31,
	2015	2014	2013
Net loss for the year before income tax	$(1,624,000)	$(3,949,000)	$(7,906,000)
Combined federal and provincial tax rate	26%	26%	25%

Expected income tax recovery	(422,000)	(1,020,000)	(1,977,000)
Items not deductible for tax purposes	1,000	21,000	218,000
Effect of foreign exchange changes and adjustments	1,279,000	656,000	39,000
Re-domicile tax effect	-	-	-
Change in valuation allowance	(826,627)	357,189	1,742,119
Income tax provision	$31,373	$14,189	$22,119

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	January 31,	January 31,
	2015	2014
Property and equipment and cumulative eligible capital	$12,000	$22,000
Mineral resource expenditures	5,099,000	5,733,000
Financing costs	116,000	189,000
Non-capital losses-Canada	3,482,000	3,591,000
Less: valuation allowance	(8,709,000)	(9,535,000)
	$-	$-

Summary of Tax Credit Carryforwards [Table Text Block]
2023	$398,000
2024	690,000
2025	442,000
2026	304,000
2027	978,000
2028	1,916,000
2029	1,040,000
2030	848,000
2031	212,000
2032	1,430,000
2033	1,939,000
2034	1,802,000
2035	1,397,000
$13,396,000

ARGENTINA [Member]
Summary of Tax Credit Carryforwards [Table Text Block]
2016	$148,000
2017	809,000
2018	687,000
2019	331,000
2020	117,000

$2,092,000